Intangible Assets, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

8. INTANGIBLE ASSETS, NET

Intangible assets, net consist of the following:

	As of December 31, 2024	As of June 30, 2025
	HKD	HKD	US$
Software	1,277,753	1,277,753	162,773
Trademarks	15,023,180	15,023,180	1,913,805
	16,300,933	16,300,933	2,076,578
Less: accumulated amortization	(2,759,491)	(4,001,133)	(509,705)
Intangible assets, net	13,541,442	12,299,800	1,566,873

Amortization recognized for the six-month periods ended June 30, 2024 and 2025 were nil and HKD1,241,642 (approximately US$158,173), respectively.

8. INTANGIBLE ASSETS, NET

Intangible assets, net consist of the following:

	As of December 31,
	2023	2024	2024
	HKD	HKD	US$
Software	1,277,753	1,277,753	164,496
Trademarks (note (a))	—	15,023,180	1,934,057
Total	1,277,753	16,300,933	2,098,553
Less: accumulated amortization	(1,277,753)	(2,759,491)	(355,252)
Intangible assets, net	—	13,541,442	1,743,301

Note (a): On May 29, 2024, the Company entered into assets purchase agreement with a company controlled by Ms. Siu, Neo-Concept (Holdings) Company Limited, to purchase the trademark at a consideration of HK$15,023,180 (US$1,931,000). The trademarks are brand names which have been registered in Hong Kong, the Mainland China, the European Union, and are being registered in the US, Qatar and the United Arab Emirates.

Amortization recognized for the years ended December 31, 2023 and 2024 were HKD112,049 and HKD1,481,738 (approximately US$190,756), respectively.